PROPERTY AND EQUIPMENT, NET (Details) (USD $)	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Property & equipment, gross		$ 310,655	$ 347,010
Less: Accumulated depreciation		(162,438)	(96,101)
Property & equipment, net	93,429	148,217	250,909
Furniture and Office Equipment
Property & equipment, gross		85,889	111,582
Vehicles
Property & equipment, gross		105,299	105,299
Computers & Software
Property & equipment, gross		48,071	56,176
Field Equipment
Property & equipment, gross		$ 71,396	$ 73,953